Exhibit 99.1

Deloitte & Touche LLP Suite 301 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 www.deloitte.com

Prime Finance PFP 2025-12, Ltd. PFP 2025-12, LLC 1330 Avenue of the Americas, Suite 2500 New York, New York 10019

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of commercial mortgage loans in connection with the proposed offering of a commercial loan obligation transaction by PFP 2025-12, Ltd. and PFP 2025-12, LLC. Prime Finance, PFP 2025-12, Ltd. and PFP 2025-12, LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Morgan Stanley & Co. LLC, Wells Fargo Securities, LLC, ATLAS SP Securities, a division of Apollo Global Securities, LLC, ATLAS SP Partners, L.P., Capital One Securities, Inc., M&T Securities, Inc. and Huntington Securities, Inc. (collectively with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On May 19, 2025, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information

Member of Deloitte Touche Tohmatsu Limited

with respect to 28 mortgage loans secured by 39 mortgaged properties (the “Collateral Interests”).

From April 2, 2025 through May 19, 2025, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Collateral Interests.

At your request, for each of the Collateral Interests set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Collateral Interests identified on the Data File as “National IOS Portfolio,” “The Aspens at Holly Springs,” “Meadowlark at Fairview,” “On50,” “Arc Light Apartments,” “McKenzie Park” and “Altara” (collectively, the “Delayed Close Collateral Interests”). For purposes of our recalculations with respect to the Delayed Close Collateral Interests, we were instructed by representatives of the Company to use the provided information set forth on the Data File for such recalculations.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Collateral Interests underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Collateral Interests, (iii) the existence or ownership of the Collateral Interests or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such Collateral Interests or (iii) compliance of the originators of the Collateral Interests with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

May 19, 2025

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Collateral Interests (the “Source Documents”):

•	Loan agreement and associated amendments thereto, promissory note, mortgage deed of trust, management agreement, participation agreement, minimum interest calculation spreadsheet or servicer billing statements (collectively, the “Loan Agreement”);
•	Interest rate cap agreement (the “Interest Rate Cap Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary, lease estoppel or STR Global’s monthly STAR report (collectively, the “Rent Roll”);
•	The settlement or closing statement, additional funding statement or additional funding memo (collectively, the “Settlement Statement”);
•	Mezzanine loan agreement and mezzanine promissory note, junior participation agreement or unsecured revolver agreement (collectively, the “Subordinate Debt Documents”);
•	Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement, completion guaranty or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file and remittance report (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	Property management agreement (the “Management Agreement”);
•	Minimum return model (the “Minimum Return Model”); and
•	Asset summary report (the “ASR”).

Count	Characteristic	Source Document
1	Collateral Interest Number	None - Company Provided
2	Collateral Interest Type	None - Company Provided
3	Collateral Interest Status	None - Company Provided
4	Collateral Interest / Property Flag	None - Company Provided
5	# of Properties	Loan Agreement
6	Collateral Interest/Mortgaged Property Name	None - Company Provided
7	Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement
8	Property Address	Appraisal Report
9	City	Appraisal Report
10	State	Appraisal Report
11	Zip Code	Appraisal Report
12	County	Appraisal Report
13	Year Built	Appraisal Report
14	Year Renovated	Appraisal Report
15	Property Type	Appraisal Report
16	Specific Property Type	Appraisal Report
17	Number of Units	Rent Roll
18	Unit of Measure	Rent Roll
19	Occupancy (%)	Rent Roll
20	Occupancy Date	Rent Roll
21	Ownership Interest	Title Policy
22	Loan Purpose	Settlement Statement
23	Note Date	Loan Agreement
24	First Payment Date	Loan Agreement
25	Mortgage Loan Commitment Original Balance ($)	Loan Agreement
26	Mortgage Loan Commitment Original Balance / Unit ($)	Refer to calculation procedures
27	Mortgage Loan Initial Funded Amount ($)	Loan Agreement
28	Mortgage Loan Initial Unfunded Future Funding Amount ($)	Loan Agreement
29	Mortgage Loan Cut-off Date Balance ($)	Servicer Report
30	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to calculation procedures
31	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Servicer Report
32	Future Funding Advance Conditions	Loan Agreement
33	Mortgage Loan Balloon Balance ($)	Refer to calculation procedures
34	Mortgage Loan Balloon Balance / Unit ($)	Refer to calculation procedures
35	Mortgage Loan Annual Debt Service Payment (IO) ($)	Refer to calculation procedures
36	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Refer to calculation procedures
37	Mortgage Loan Annual Debt Service Payment (Cap) ($)	Refer to calculation procedures
38	Collateral Interest Cut-off Date Balance ($)	Servicer Report
39	Aggregate Collateral Interest Cut-off Date Balance %	Refer to calculation procedures
40	Collateral Interest Balloon Balance ($)	Refer to calculation procedures
41	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Refer to calculation procedures
42	Collateral Interest Annual Debt Service Payment (IO) ($)	Refer to calculation procedures
43	Collateral Interest Annual Debt Service Payment (P&I) ($)	Refer to calculation procedures
44	Collateral Interest Annual Debt Service Payment (Cap) ($)	Refer to calculation procedures
45	Pari Passu Funded Amount	Servicer Report
46	Pari Passu Balance in Other Securitization	Servicer Report
47	Rate Type	Loan Agreement
48	Index	Loan Agreement
49	Index Rate Assumption	None - Company Provided
50	Mortgage Loan Margin	Loan Agreement

Count	Characteristic	Source Document
51	Mortgage Loan Cut-off Date Interest Rate	Refer to calculation procedures
52	Mortgage Loan Margin Change (Y/N)	Loan Agreement
53	Mortgage Loan Margin Change Description	Loan Agreement
54	Mortgage Loan Rate Cap	Refer to calculation procedures
55	Mortgage Loan Rate Floor	Refer to calculation procedures
56	Mortgage Loan Index Floor	Loan Agreement
57	Mortgage Loan Index Cap	Loan Agreement/Interest Rate Cap Agreement
58	Mortgage Loan Index Cap Termination Date	Loan Agreement/Interest Rate Cap Agreement
59	Mortgage Loan Index Cap Provider	Loan Agreement/Interest Rate Cap Agreement
60	Collateral Interest Margin	Loan Agreement
61	Collateral Interest Cut-off Date Interest Rate	Refer to calculation procedures
62	Junior Participation Cut-off Date Balance	Servicer Report
63	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Servicer Report
64	Junior Participation Balloon Payment ($)	Refer to calculation procedures
65	Junior Participation Cut-off Date Margin	Loan Agreement
66	Junior Participation Cut-off Date Interest Rate	Refer to calculation procedures
67	Amortization Type During Initial Term	Loan Agreement
68	Initial IO Period	Loan Agreement
69	Initial IO Period (Remaining)	Refer to calculation procedures
70	Original Loan Term (Initial)	Loan Agreement
71	Original Loan Term (Remaining)	Refer to calculation procedures
72	ARD Loan (Y/N)	Loan Agreement
73	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
74	Seasoning (months)	Refer to calculation procedures
75	Extension Options (Y/N)	Loan Agreement
76	Extension Options Description	Loan Agreement
77	Amortization Type During Extensions	Loan Agreement
78	First Extension Period (months)	Loan Agreement
79	First Extension Fee	Loan Agreement
80	First Extension Period Requirements	Loan Agreement
81	First Extension Floor	Loan Agreement
82	First Extension Cap	Loan Agreement
83	Second Extension Period (months)	Loan Agreement
84	Second Extension Fee	Loan Agreement
85	Second Extension Period Requirements	Loan Agreement
86	Second Extension Floor	Loan Agreement
87	Second Extension Cap	Loan Agreement
88	Third Extension Period (months)	Loan Agreement
89	Third Extension Fee	Loan Agreement
90	Third Extension Period Requirements	Loan Agreement
91	Third Extension Floor	Loan Agreement
92	Third Extension Cap	Loan Agreement
93	Fully Extended Loan Term (Initial)	Loan Agreement
94	Fully Extended Loan Term (Remaining)	Refer to calculation procedures
95	Fully Extended Maturity Date	Loan Agreement
96	Third Most Recent As Of Period	Underwriting Model
97	Third Most Recent Revenues	Underwriting Model
98	Third Most Recent Expenses	Underwriting Model

Count	Characteristic	Source Document
99	Third Most Recent NOI	Underwriting Model
100	Third Most Recent NCF	Underwriting Model
101	Second Most Recent As Of Period	Underwriting Model
102	Second Most Recent Revenues	Underwriting Model
103	Second Most Recent Expenses	Underwriting Model
104	Second Most Recent NOI	Underwriting Model
105	Second Most Recent NCF	Underwriting Model
106	Most Recent As Of Period	Underwriting Model
107	Most Recent Revenues	Underwriting Model
108	Most Recent Expenses	Underwriting Model
109	Most Recent NOI	Underwriting Model
110	Most Recent NCF	Underwriting Model
111	Mortgage Loan Most Recent NOI DSCR	Refer to calculation procedures
112	Mortgage Loan Most Recent NCF DSCR	Refer to calculation procedures
113	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to calculation procedures
114	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to calculation procedures
115	Collateral Interest Most Recent NOI DSCR	Refer to calculation procedures
116	Collateral Interest Most Recent NCF DSCR	Refer to calculation procedures
117	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Refer to calculation procedures
118	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Refer to calculation procedures
119	Underwritten Occupancy (%)	Underwriting Model
120	Underwritten Revenues ($)	Underwriting Model
121	Underwritten Expenses ($)	Underwriting Model
122	Underwritten NOI ($)	Underwriting Model
123	Underwritten Reserves ($)	Underwriting Model
124	Underwritten NCF ($)	Underwriting Model
125	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Refer to calculation procedures
126	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Refer to calculation procedures
127	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Refer to calculation procedures
128	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Refer to calculation procedures
129	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Refer to calculation procedures
130	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Refer to calculation procedures
131	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Refer to calculation procedures
132	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Refer to calculation procedures
133	Underwritten Stabilized Occupancy (%)	Underwriting Model
134	Underwritten Stabilized Revenues ($)	Underwriting Model
135	Underwritten Stabilized Expenses ($)	Underwriting Model
136	Underwritten Stabilized NOI ($)	Underwriting Model
137	Underwritten Stabilized Reserves ($)	Underwriting Model
138	Underwritten Stabilized NCF ($)	Underwriting Model
139	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to calculation procedures
140	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to calculation procedures

Count	Characteristic	Source Document
141	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures
142	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures
143	Collateral Interest Underwritten Stabilized NOI DSCR	Refer to calculation procedures
144	Collateral Interest Underwritten Stabilized NCF DSCR	Refer to calculation procedures
145	Collateral Interest Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures
146	Collateral Interest Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures
147	Appraisal Stabilized Occupancy (%)	Underwriting Model
148	Appraisal Stabilized Revenues ($)	Underwriting Model
149	Appraisal Stabilized Expenses ($)	Underwriting Model
150	Appraisal Stabilized NOI ($)	Underwriting Model
151	Appraisal Stabilized Reserves ($)	Underwriting Model
152	Appraisal Stabilized NCF ($)	Underwriting Model
153	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to calculation procedures
154	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to calculation procedures
155	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to calculation procedures
156	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to calculation procedures
157	Collateral Interest Appraisal Stabilized NOI DSCR	Refer to calculation procedures
158	Collateral Interest Appraisal Stabilized NCF DSCR	Refer to calculation procedures
159	Collateral Interest Appraisal Stabilized NOI Debt Yield	Refer to calculation procedures
160	Collateral Interest Appraisal Stabilized NCF Debt Yield	Refer to calculation procedures
161	Recourse	Guaranty
162	Recourse Provisions	Guaranty
163	Recourse Carveout Guarantor	Guaranty
164	Sponsor	Guaranty/ASR
165	Affiliated Sponsor (Y/N)	Loan Agreement
166	Tenants-in-common (Y/N)	Loan Agreement
167	Ground Lease (Y/N)	Ground Lease
168	Annual Ground Lease Payment ($)	Ground Lease
169	Ground Lease Initial Expiration Date	Ground Lease
170	Ground Lease Extension (Y/N)	Ground Lease
171	# of Ground Lease Extension Options	Ground Lease
172	Ground Lease Expiration Date with Extensions	Ground Lease
173	Engineering Report Date	Property Condition Report
174	Environmental Report Date (Phase I)	ESA Phase I Report
175	Environmental Report Date (Phase II)	ESA Phase II Report
176	Environmental Insurance (Y/N)	Insurance Certificate
177	Seismic Report Date	Seismic Report / Property Condition Report
178	Seismic PML %	Seismic Report / Property Condition Report
179	Seismic Insurance Obtained if PML >= 20% (Y/N)	Insurance Certificate
180	Lockbox Type	Loan Agreement / CMA
181	Cash Management Type	Loan Agreement / CMA
182	Cash Management Trigger Event	Loan Agreement / CMA
183	Tax Escrow (Upfront) ($)	Loan Agreement / Settlement Statement
184	Tax Escrow (Cut-off Date) ($)	Servicer Report
185	Tax Escrow (Monthly)($)	Loan Agreement / Settlement Statement
186	Springing Tax Escrow Description	Loan Agreement

Count	Characteristic	Source Document
187	Insurance Escrow (Upfront) ($)	Loan Agreement / Settlement Statement
188	Insurance Escrow (Cut-off Date) ($)	Servicer Report
189	Insurance Escrow (Monthly)($)	Loan Agreement / Settlement Statement
190	Springing Insurance Escrow Description	Loan Agreement
191	Replacement Reserve (Upfront)($)	Loan Agreement / Settlement Statement
192	Replacement Reserve (Cut-off Date)($)	Servicer Report
193	Replacement Reserve (Monthly)($)	Loan Agreement / Settlement Statement
194	Replacement Reserve Cap($)	Loan Agreement
195	Springing Replacement Reserve Description	Loan Agreement
196	TI/LC Reserve (Upfront) ($)	Loan Agreement / Settlement Statement
197	TI/LC Reserve (Cut-off Date) ($)	Servicer Report
198	TI/LC Reserve (Monthly)($)	Loan Agreement / Settlement Statement
199	TI/LC Reserve Cap($)	Loan Agreement
200	Springing TI/LC Reserve Description	Loan Agreement
201	Environmental Reserve (Upfront) ($)	Loan Agreement / Settlement Statement
202	Environmental Reserve (Cut-off Date) ($)	Servicer Report
203	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement / Settlement Statement
204	Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report
205	Debt Service Reserve (Upfront) ($)	Loan Agreement / Settlement Statement
206	Debt Service Reserve (Cut-off Date) ($)	Servicer Report
207	Debt Service Reserve (Monthly)($)	Loan Agreement / Settlement Statement
208	Debt Service Reserve Cap($)	Loan Agreement
209	Springing Debt Service Reserve Description	Loan Agreement
210	Other Reserves (Upfront)($)	Loan Agreement / Settlement Statement
211	Other Reserves (Cut-Off Date)($)	Servicer Report
212	Other Reserves (Monthly)($)	Loan Agreement / Settlement Statement
213	Other Reserves Cap ($)	Loan Agreement
214	Other Reserves Description	Loan Agreement
215	Other Reserves 2 (Upfront)($)	Loan Agreement / Settlement Statement
216	Other Reserves 2 (Cut-Off Date)($)	Servicer Report
217	Other Reserves 2 (Monthly)($)	Loan Agreement / Settlement Statement
218	Other Reserves 2 Cap ($)	Loan Agreement
219	Other Reserves 2 Description	Loan Agreement
220	Subordinate Debt (Y/N)	Subordinate Debt Documents
221	Subordinate Debt Type	Subordinate Debt Documents
222	Subordinate Debt Margin	Subordinate Debt Documents
223	Subordinate Debt Interest Rate	Refer to calculation procedures
224	Subordinate Debt Cut-off Date Balance ($)	Servicer Report
225	Total Debt Cut-off Date Balance ($)	Refer to calculation procedures
226	Total Debt Cut-off Date As-Is LTV	Refer to calculation procedures
227	Total Debt Cut-off Date UW NCF DSCR	Refer to calculation procedures
228	Total Debt Cut-off Date UW NOI DY	Refer to calculation procedures
229	Future Debt Permitted (Y/N)	Loan Agreement
230	Permitted Future Debt Type	Loan Agreement
231	Grace Period Default (Days)	Loan Agreement
232	Grace Period Late (Days)	Loan Agreement
233	Initial Prepayment Provision	Loan Agreement/Minimum Return Model
234	Remaining Call Protection (Cut-off Date)	Loan Agreement
235	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
236	Appraisal Firm	Appraisal Report

Count	Characteristic	Source Document
237	As-Is Appraisal Valuation Date	Appraisal Report
238	As-Is Appraised Value ($)	Appraisal Report
239	Stabilized Appraised Value ($)	Appraisal Report
240	Appraisal Anticipated Stabilization Date	Appraisal Report
241	Mortgage Loan Cut-off Date As-Is LTV Ratio	Refer to calculation procedures
242	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Refer to calculation procedures
243	Collateral Interest Cut-off Date As-Is LTV Ratio	Refer to calculation procedures
244	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Refer to calculation procedures
245	Interest Accrual Basis	Loan Agreement
246	Lookback Period	Loan Agreement
247	Single-Tenant (Y/N)	Rent Roll
248	Property Manager	Management Agreement
249	Largest Tenant Name	Rent Roll
250	Largest Tenant Square Feet	Rent Roll
251	Largest Tenant Square Feet %	Refer to calculation procedures
252	Largest Tenant Expiration Date	Rent Roll
253	2nd Largest Tenant Name	Rent Roll
254	2nd Largest Tenant Square Feet	Rent Roll
255	2nd Largest Tenant Square Feet %	Refer to calculation procedures
256	2nd Largest Tenant Expiration Date	Rent Roll
257	3rd Largest Tenant Name	Rent Roll
258	3rd Largest Tenant Square Feet	Rent Roll
259	3rd Largest Tenant Square Feet %	Refer to calculation procedures
260	3rd Largest Tenant Expiration Date	Rent Roll
261	4th Largest Tenant Name	Rent Roll
262	4th Largest Tenant Square Feet	Rent Roll
263	4th Largest Tenant Square Feet %	Refer to calculation procedures
264	4th Largest Tenant Expiration Date	Rent Roll
265	5th Largest Tenant Name	Rent Roll
266	5th Largest Tenant Square Feet	Rent Roll
267	5th Largest Tenant Square Feet %	Refer to calculation procedures
268	5th Largest Tenant Expiration Date	Rent Roll

Calculation Procedures

With respect to Characteristic 26, we recomputed the Mortgage Loan Commitment Original Balance / Unit ($) by dividing the Mortgage Loan Commitment Original Balance ($) by the Number of Units. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 30, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the Number of Units. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 33, we set the Mortgage Loan Balloon Balance ($) equal to the sum of Mortgage Loan Cut-off Date Balance ($) and Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($). With respect to the Collateral Interests identified on the Data File as “Elevations at Okemos Phases II & III,” “Lofts on College” and “Northpoint Center” we set the Mortgage Loan Balloon Balance ($) equal to Mortgage Loan Cut-off Date Balance ($) plus Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($) minus the scheduled monthly amortization payment (as set forth on the Loan Agreement) multiplied by the difference of the Original Loan Term (Remaining) and the Initial IO Period (Remaining).

With respect to Characteristic 34, we recomputed the Mortgage Loan Balloon Balance / Unit ($) by dividing the Mortgage Loan Balloon Balance ($) by the Number of Units. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 35, we recomputed the Mortgage Loan Annual Debt Service Payment (IO) ($) as the product of (i) Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Loan Cut-off Date Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 36, we set the Mortgage Loan Annual Debt Service Payment (P&I) ($) equal to the Mortgage Loan Annual Debt Service Payment (IO) ($). With respect to the Collateral Interest identified on the Data File as “Elevations at Okemos Phases II & III,” we set the Mortgage Loan Annual Debt Service Payment (P&I) ($) equal to the sum of (a) the Mortgage Loan Annual Debt Service Payment (IO) ($) and (b) the scheduled monthly amortization payment (as set forth on the Loan Agreement) multiplied by 12.

With respect to Characteristic 37, we recomputed the Mortgage Loan Annual Debt Service Payment (Cap) ($) as the product of (i) Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Loan Rate Cap and (iii) a fraction equal to 365/360. With respect to the Collateral Interest identified on the Data File as “Elevations at Okemos Phases II & III,” we set the Mortgage Loan Annual Debt Service Payment (Cap) ($) equal to the sum of (a) the product of (i) Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Loan Rate Cap and (iii) a fraction equal to 365/360, and (b) the scheduled monthly amortization payment (as set forth on the Loan Agreement) multiplied by 12.

With respect to Characteristic 39, we recomputed the Aggregate Collateral Interest Cut-off Date Balance % by dividing the Collateral Interest Cut-off Date Balance ($) by the sum of the Collateral Interest Cut-off Date Balance ($) of all the Collateral Interests.

With respect to Characteristic 40, we set the Collateral Interest Balloon Balance ($) equal to the Collateral Interest Cut-off Date Balance ($). With respect to the Collateral Interests identified on the Data File as “Elevations at Okemos Phases II & III,” “Lofts on College” and “Northpoint Center” we set the Collateral Interest Balloon Balance ($) equal to the Collateral Interest Cut-off Date Balance ($) minus the scheduled monthly amortization payment (as set forth on the Loan Agreement) multiplied by difference of Original Loan Term (Remaining) and Initial IO Period (Remaining). With respect to the Collateral Interest identified on the Data File as “National IOS Portfolio - 375 NW 9th Ave & 1001 Old Griffin Rd” we were instructed by representatives of the Company to set the Collateral Interest Balloon Balance ($) equal to sum of the Collateral Interest Cut-off Date Balance ($) and $11,100,000.

With respect to Characteristic 41, we recalculated the Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) equal to the Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($). With respect to the Collateral Interest identified on the Data File as “SFO Hotel Portfolio” we were instructed by representatives of the Company to set the Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) equal to $4,080,000.

With respect to Characteristic 42, we recomputed the Collateral Interest Annual Debt Service Payment (IO) ($) as the product of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Cut-off Date Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 43, we set the Collateral Interest Annual Debt Service Payment (P&I) ($) equal to the Collateral Interest Annual Debt Service Payment (IO) ($). With respect to the Collateral Interest identified on the Data File as “Elevations at Okemos Phases II & III,” we set the Collateral Interest Annual Debt Service Payment (P&I) ($) equal to the sum of Collateral Interest Annual Debt Service Payment (IO) ($) and the scheduled monthly amortization payment (as set forth on the Loan Agreement) multiplied by 12.

With respect to Characteristic 44, we recomputed the Collateral Interest Annual Debt Service Payment (Cap) ($) as the product of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Rate Cap (as defined below) and (iii) a fraction equal to 365/360. The “Collateral Interest Rate Cap” is equal to the sum of Collateral Interest Margin and the Mortgage Loan Index Cap. With respect to the Collateral Interest identified on the Data File as “Elevations at Okemos Phases II & III,” we set the Collateral Interest Annual Debt Service Payment (Cap) ($) equal to the sum of (a) as the product of (i) Collateral Interest Cut-off Date Balance ($), (ii) Collateral Interest Rate Cap and (iii) a fraction equal to 365/360, and (b) the scheduled monthly amortization payment (as set forth on the Loan Agreement) multiplied by 12.

With respect to Characteristic 51, we recomputed the Mortgage Loan Cut-off Date Interest Rate as the sum of the Mortgage Loan Margin and Index Rate Assumption, subject to the Mortgage Loan Rate Floor.

With respect to Characteristic 54, we recomputed the Mortgage Loan Rate Cap as the sum of the Mortgage Loan Margin and the Mortgage Loan Index Cap.

With respect to Characteristic 55, we recomputed the Mortgage Loan Rate Floor as the sum of the Mortgage Loan Margin and the Mortgage Loan Index Floor.

With respect to Characteristic 61, we recomputed the Collateral Interest Cut-off Date Interest Rate as the sum of the Collateral Interest Margin and Index Rate Assumption, subject to the Mortgage Loan Index Floor.

With respect to Characteristic 64, we set the Junior Participation Balloon Payment ($) equal to the Junior Participation Cut-off Date Balance (as applicable).

With respect to Characteristic 66, we recomputed the Junior Participation Cut-off Date Interest Rate as the sum of the Junior Participation Cut-off Date Margin and Index Rate Assumption (as applicable).

With respect to Characteristic 69, we recomputed the Initial IO Period (Remaining) by subtracting the Seasoning (months) from the Initial IO Period (but to an amount not less than zero). This procedure was performed only for Collateral Interests with an Amortization Type During Initial Term of “Interest Only” or “Interest Only/Amortizing Balloon.”

With respect to Characteristic 71, we recomputed the Original Loan Term (Remaining) by subtracting the Seasoning (months) from the Original Loan Term (Initial).

With respect to Characteristic 74, we recomputed the Seasoning (months) by determining the number of payment dates (not less than 0) from an inclusive of the First Payment Date to and inclusive of May 9, 2025 (the “Cut-Off Date,” as stipulated by representatives of the Company).

With respect to Characteristic 94, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Seasoning (months) from the Fully Extended Loan Term (Initial).

With respect to Characteristic 111, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the (i) Most Recent NOI by (ii) Mortgage Loan Annual Debt Service Payment (IO) ($) for Collateral Interests with an Amortization Type During Initial Term of “Interest Only.” For Collateral Interests with an Amortization Type During the Initial Term of “Fixed” or “Interest Only/Amortizing Balloon” we replaced clause (ii) of this procedure with the Mortgage Loan Annual Debt Service Payment (P&I) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NOI greater than $0.00.

With respect to Characteristic 112, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the (i) Most Recent NCF by (ii) Mortgage Loan Annual Debt Service Payment (IO) ($) for Collateral Interests with an Amortization Type During Initial Term of “Interest Only,” For Collateral Interests with an Amortization Type During the Initial Term of “Fixed” or “Interest Only/Amortizing Balloon” we replaced clause (ii) of this procedure with the Mortgage Loan Annual Debt Service Payment (P&I) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NCF greater than $0.00.

With respect to Characteristic 113, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent NOI by the Mortgage Loan Cut-off Date Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NOI greater than $0.00.

With respect to Characteristic 114, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent NCF by the Mortgage Loan Cut-off Date Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-

collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NCF greater than $0.00.

With respect to Characteristic 115, we recomputed the Collateral Interest Most Recent NOI DSCR by dividing the (i) Most Recent NOI by (ii) the sum of the (x) Collateral Interest Annual Debt Service Payment (IO) ($) and (y) Pari Passu Annual Debt Service (as defined below) (as applicable) for Collateral Interests with an Amortization Type During Initial Term of “Interest Only.” For Collateral Interests with an Amortization Type During the Initial Term of “Fixed” or “Interest Only/Amortizing Balloon” we replaced clause (ii) of this procedure with the sum of the (x) Mortgage Loan Annual Debt Service Payment (P&I) ($) and (y) Pari Passu Annual Debt Service (as defined below) (as applicable). The “Pari Passu Annual Debt Service” is equal to the sum of (a) product of (i) Collateral Interest Cut-off Date Interest Rate, (ii) Pari Passu Funded Amount and (iii) a fraction equal to 365/360 and (b) any scheduled amortization payment as per the Loan Agreement, if applicable. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NOI greater than $0.00.

With respect to Characteristic 116, we recomputed the Collateral Interest Most Recent NCF DSCR by dividing the (i) Most Recent NCF by (ii) the sum of the (x) Collateral Interest Annual Debt Service Payment (IO) ($) and (y) Pari Passu Annual Debt Service (as applicable) for Collateral Interests with an Amortization Type During Initial Term of “Interest Only.” For Collateral Interests with an Amortization Type During the Initial Term of “Fixed” or “Interest Only/Amortizing Balloon” we replaced clause (ii) of this procedure with the sum of the (x) Mortgage Loan Annual Debt Service Payment (P&I) ($) and (y) Pari Passu Annual Debt Service (as applicable). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NCF greater than $0.00.

With respect to Characteristic 117, we recomputed the Cut-off Date Collateral Interest Most Recent NOI Debt Yield by dividing the Most Recent NOI by the sum of the (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NOI greater than $0.

With respect to Characteristic 118, we recomputed the Cut-off Date Collateral Interest Most Recent NCF Debt Yield by dividing the Most Recent NCF by the sum of the (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Most Recent NCF greater than $0.00.

With respect to Characteristic 125, we recomputed the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR by dividing the Underwritten NOI ($) by the (i) Mortgage Loan Annual Debt Service Payment (P&I) ($) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Annual Debt Service Payment (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Hilton San Francisco Financial District,” “Arc Light Apartments,” “McKenzie Park” and “The Annex Bridgeton” we did not perform such calculation and were instructed by representatives of the Company to set the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR equal to 1.00. Lastly, we were instructed by representatives of the Company to set the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR equal to 1.00, for all Collateral Interests with an Underwritten NOI ($) less than $0.00.

With respect to Characteristic 126, we recomputed the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR by dividing the Underwritten NCF ($) by the (i) Mortgage Loan Annual Debt Service Payment (P&I) ($) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Annual Debt Service Payment (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “SFO Hotel Portfolio,” “Hilton San Francisco Financial District,” “Hartford Industrial Two-Pack,” “Arc Light Apartments,” “McKenzie Park,” and “The Annex at Bridgeton” we did not perform such calculation and were instructed by representatives of the Company to set the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR equal to 1.00. Lastly, we were instructed by representatives of the Company to set the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR equal to 1.00, for all Collateral Interests with an Underwritten NCF ($) less than $0.00.

With respect to Characteristic 127, we recomputed the Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield by dividing the Underwritten NOI ($) by the Mortgage Loan Cut-off Date Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with an Underwritten NOI ($) greater than $0.00.

With respect to Characteristic 128, we recomputed the Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield by dividing the Underwritten NCF ($) by the Mortgage Loan Cut-off Date Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with an Underwritten NCF ($) greater than $0.00.

With respect to Characteristic 129, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR by dividing the Underwritten NOI ($) by the sum of (i) Collateral Interest Annual Debt Service Payment (P&I) ($) and (ii) Pari Passu Annual Debt Service (as applicable) or (a) if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the sum of (x) Collateral Interest Annual Debt Service Payment (Cap) ($) and (y) Pari Passu Annual Debt Service (Cap) (as defined below). The “Pari Passu Annual Debt Service (Cap)” is equal to the product of (i) Collateral Interest Rate Cap, (ii) Pari Passu Funded Amount and (iii) a fraction equal to 365/360. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as “Hilton San Francisco Financial District,” “Arc Light Apartments,” “McKenzie Park” and “The Annex Bridgeton” we did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR equal to 1.00. Lastly, we were instructed by representatives of the Company to set the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR equal to 1.00, for all Collateral Interests with an Underwritten NOI ($) less than $0.00.

With respect to Characteristic 130, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR by dividing the Underwritten NCF ($) by the sum of (i) Collateral Interest Annual Debt Service Payment (P&I) ($) and (ii) Pari Passu Annual Debt Service (as applicable) or (a) if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the sum of (x) Collateral Interest Annual Debt Service Payment (Cap) ($) and (y) Pari Passu Annual Debt Service (Cap). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). Further, with respect to the Collateral Interests identified on the Data File as ““SFO Hotel Portfolio,” “Hilton San Francisco Financial District,” “Hartford Industrial Two-Pack,” “Arc Light Apartments,” “McKenzie Park” and “The Annex at Bridgeton” we did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR equal to 1.00. Lastly, we were instructed by representatives of the Company to set the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR equal to 1.00, for all Collateral Interests with an Underwritten NCF ($) less than $0.00.

With respect to Characteristic 131, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield by dividing the Underwritten NOI ($) by the sum of the (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with an Underwritten NOI ($) greater than $0.00.

With respect to Characteristic 132, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield by dividing the Underwritten NCF ($) by the sum of the (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount. With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with an Underwritten NCF ($) greater than $0.00.

With respect to Characteristic 139, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI ($) by the (i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) (as defined below) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Maturity Annual Debt Service (Cap) ($) (as defined below). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). The “Mortgage Loan Maturity Annual Debt Service (P&I) ($)” is equal to the sum of (a) the product of (i) Mortgage Loan Balloon Balance ($), (ii) Mortgage Loan Cut-off Date Interest Rate and (iii) a fraction equal to 365/360 and (b) the scheduled monthly amortization payment (as set forth on the Loan Agreement) multiplied by 12. The “Mortgage Loan Maturity Annual Debt Service (Cap) ($)” is equal to the sum of (a) the product of (i) the Mortgage Loan Balloon Balance ($), (ii) the Mortgage Loan Rate Cap and (iii) a fraction equal to 365/360 and (b) the scheduled monthly amortization payment (as set forth on the Loan Agreement) multiplied by 12.

With respect to Characteristic 140, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF ($) by the (i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Maturity Annual Debt Service (Cap) ($). With respect to any Collateral Interest that is in a group of cross-

collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 141, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI ($) by the Mortgage Loan Balloon Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 142, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF ($) by the Mortgage Loan Balloon Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 143, we recomputed the Collateral Interest Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI ($) by the Mortgage Loan Maturity Annual Debt Service (P&I) ($) or if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the Mortgage Loan Maturity Annual Debt Service (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 144, we recomputed the Collateral Interest Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF ($) by the Mortgage Loan Maturity Annual Debt Service (P&I) ($) or if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the Mortgage Loan Maturity Annual Debt Service (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 145, we recomputed the Collateral Interest Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI ($) by the difference of the (i) Mortgage Loan Balloon Balance ($) and (ii) Junior Participation Balloon Payment ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 146, we recomputed the Collateral Interest Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF ($) by the difference of the (i) Mortgage Loan Balloon Balance ($) and (ii) Junior Participation Balloon Payment ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 153, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI ($) by the (i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Maturity Annual Debt Service (Cap) ($). With respect to any Collateral Interest that is in a group of cross-

collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 154, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF ($) by the (i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (ii) if the applicable Mortgage Loan Cut-off Date Interest Rate is greater than the applicable Mortgage Loan Rate Cap, the Mortgage Loan Maturity Annual Debt Service (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 155, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI ($) by the Mortgage Loan Balloon Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 156, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF ($) by the Mortgage Loan Balloon Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 157, we recomputed the Collateral Interest Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI ($) by the Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (a) if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the Mortgage Loan Maturity Annual Debt Service (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 158, we recomputed the Collateral Interest Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF ($) by the Mortgage Loan Maturity Annual Debt Service (P&I) ($) or (a) if the applicable Collateral Interest Cut-off Date Interest Rate is greater than the applicable Collateral Interest Rate Cap, the Mortgage Loan Maturity Annual Debt Service (Cap) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 159, we recomputed the Collateral Interest Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI ($) by the difference of the (i) Mortgage Loan Balloon Balance ($) and (ii) Junior Participation Balloon Payment ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 160, we recomputed the Collateral Interest Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF ($) by the difference of the (i) Mortgage Loan Balloon Balance ($) and (ii) Junior Participation Balloon Payment ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 223, we recomputed the Subordinate Debt Interest Rate as the sum of the Subordinate Debt Margin and the Index Rate Assumption. Further, with respect to the Collateral Interest identified on the Data File as “Hilton San Francisco Financial District,” the Collateral Interest bear interest at a fixed rate and we set the Subordinate Debt Interest Rate equal to 7.250% as stipulated in the applicable Subordinate Debt Documents.

With respect to Characteristic 225, we recomputed the Total Debt Cut-off Date Balance ($) as the sum of the Mortgage Loan Cut-off Date Balance ($), Junior Participation Cut-off Date Balance and Subordinate Debt Cut-off Date Balance ($). This procedure was only performed for those Collateral Interests with a Junior Participation Cut-off Date Balance and/or Subordinate Debt Cut-off Date Balance ($) greater than $0.00.

With respect to Characteristic 226, we recomputed the Total Debt Cut-off Date As-Is LTV by dividing the Total Debt Cut-off Date Balance ($) by the As-Is Appraised Value ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Total Debt Cut-off Date Balance ($) of greater than $0.00.

With respect to Characteristic 227, we recomputed the Total Debt Cut-off Date UW NCF DSCR by dividing the Underwritten NCF ($) by the sum of (i) the Subordinate Debt Annual Debt Service Payment (P&I) ($) (as defined below) (as applicable) and (ii) Mortgage Loan Annual Debt Service Payment (P&I) ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). The “Subordinate Debt Annual Debt Service Payment (P&I) ($)” is equal to the product of (i) the Subordinate Debt Cut-off Date Balance ($), (ii) the Subordinate Debt Interest Rate and (iii) a fraction equal to 365/360 (as applicable). Further, with respect to the Collateral Interest identified on the Data File as “Hilton San Francisco Financial District” we did not perform such calculation and were instructed by representatives of the Company to set the Total Debt Cut-off Date UW NCF DSCR equal to 1.00. This procedure was only performed for those Collateral Interests with a Total Debt Cut-off Date Balance ($) of greater than $0.00.

With respect to Characteristic 228, we recomputed the Total Debt Cut-off Date UW NOI DY by dividing the Underwritten NOI ($) by the Total Debt Cut-off Date Balance ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable). This procedure was only performed for those Collateral Interests with a Total Debt Cut-off Date Balance ($) of greater than $0.00.

With respect to Characteristic 241, we recomputed the Mortgage Loan Cut-off Date As-Is LTV Ratio by dividing the Mortgage Loan Cut-off Date Balance ($) by the As-Is Appraised Value ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 242, we recomputed the Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Balloon Balance ($) by the Stabilized Appraised Value ($). With respect to any Collateral Interest that is in a group of cross-collateralized Collateral Interests, such Characteristic is calculated on the basis of all the Collateral Interests in such cross-collateralized group (as applicable).

With respect to Characteristic 243, we recomputed the Collateral Interest Cut-off Date As-Is LTV Ratio by dividing the sum of the (i) Collateral Interest Cut-off Date Balance ($) and (ii) Pari Passu Funded Amount by the As-Is Appraised Value ($).

With respect to Characteristic 244, we recomputed the Collateral Interest Commitment Maturity Date Stabilized LTV Ratio by dividing the difference of the (i) Mortgage Loan Balloon Balance ($) and (ii) Junior Participation Balloon Payment ($) by the Stabilized Appraised Value ($).

With respect to Characteristic 251, we recomputed the Largest Tenant Square Feet % by dividing the Largest Tenant Square Feet by the Number of Units. This procedure was not performed for the Collateral Interests with Property Type of “Multifamily” and for Collateral Interests with a Largest Tenant Square Feet equal to “N/A.” Further, with respect to the Collateral Interests identified on the Data File as “Henson Studios,” “10203 E St #1,” “10203 E St #2,” “847 Industrial Parkway,” “2610 Durahart Street” and “399 Old Water Works Road” we did not perform such calculation and were instructed by representatives of the Company to set the Largest Tenant Square Feet % equal to N/A.

With respect to Characteristic 255, we recomputed the 2nd Largest Tenant Square Feet % by dividing the 2nd Largest Tenant Square Feet by the Number of Units. This procedure was not performed for the Collateral Interests with a Property Type of “Multifamily” and for Collateral Interests with a 2nd Largest Tenant Square Feet equal to N/A,” Further, with respect to the Collateral Interests identified on the Data File as “847 Industrial Parkway” and “399 Old Water Works Road” we did not perform such calculation and were instructed by representatives of the Company to set the 2nd Largest Tenant Square Feet % equal to N/A.

With respect to Characteristic 259, we recomputed the 3rd Largest Tenant Square Feet % by dividing the 3rd Largest Tenant Square Feet by the Number of Units. This procedure was not performed for the Collateral Interests with a Property Type of “Multifamily” and for Collateral Interests with a 3rd Largest Tenant Square Feet equal to “N/A.” Further, with respect to the Collateral Interest identified on the Data File as “847 Industrial Parkway” we did not perform such calculation and were instructed by representatives of the Company to set the 3rd Largest Tenant Square Feet % equal to N/A.

With respect to Characteristic 263, we recomputed the 4th Largest Tenant Square Feet % by dividing the 4th Largest Tenant Square Feet by the Number of Units. This procedure was Not performed for the Collateral Interests with a Property Type of “Multifamily” and for Collateral Interests with a 4th Largest Tenant Square Feet equal to “N/A.”

With respect to Characteristic 267, we recomputed the 5th Largest Tenant Square Feet % by dividing the 5th Largest Tenant Square Feet by the Number of Units. This procedure was not performed for the Collateral Interests with Property Type of “Multifamily” and for Collateral Interests with a 5th Largest Tenant Square Feet equal to “N/A.”